Investment Objectives and Goals - T. Rowe Price Inflation Protected Bond Fund, Inc.	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities.